Commitments and contingencies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Sep. 30, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Sep. 30, 2012 Bank Guarantee Vale New Caledonia S.A.S.
Description of put option and other commitments
Operate term of assets associated with Girardin Act lease	5
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC		80.50%	21.00%
Participation in capital, voting (as a percent)		74.00%
Put option exercise description			$ 4,600,000,000
Letters of credit and guarantees				$ 745,000,000